UNITED STATES

                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                  FORM 24F-2

                                       ANNUAL NOTICE OF SECURITIES SOLD
                                           PURSUANT TO RULE 24F-2

                           READ  INSTRUCTIONS  AT END OF FORM  BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                                      Forum Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                      Fountainhead Kaleidoscope Fund
                                      Fountainhead Special Value Fund






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3.   Investment Company Act File Number:    0000315774

      Securities Act File Number:                     2-67052



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4(a).  Last day of fiscal year for which this Form is filed:

                                                         October 31, 2001



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4(b).  [  ]  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).  (See instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.



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4(c).  [  ]  Check box if this is the last time the issuer will be filing this Form.



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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
                                                                                             -----------------------
              fiscal year pursuant to section 24(f):                                                    $12,748,249
                                                                                             -----------------------

     (ii)    Aggregate price of securities redeemed or
                                                                          -------------------
              repurchased during the fiscal year:                                 $5,759,277
                                                                          -------------------

     (iii)    Aggregate price of securities  redeemed or repurchased  during any
              PRIOR  fiscal  year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable
                                                                          -------------------
              to the Commission:                                                          $0
                                                                          -------------------

                                                                                             -----------------------
     (iv)   Total available redemption credits [add Items 5(ii)                            -             $5,759,277
                                                                                             -----------------------
              and 5(iii)].
     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                                                             -----------------------
             [subtract Item 5(iv) from Item 5(i)]:                                                       $6,988,972
                                                                                             -----------------------

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     (vi)   Redemption credits available for use in future years                          $0
                                                                          -------------------
              -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
             Item 5(i)]:
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     (vii)  Multiplier for determining registration fee (See
                                                                                             -----------------------
              Instruction C.9):                                                              x               .000092
                                                                                             -----------------------

     (viii)  Registration fee due [multiply Item 5(v) by Item
                                                                                             -----------------------
               5(vii)]  (enter "0" if no fee is due):                                      =                   $643
                                                                                             =======================


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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                             -----------------------
                                                                                           +                     $0
                                                                                             -----------------------



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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                             -----------------------
                                                                                           =                   $643
                                                                                             -----------------------



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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox
     depository:    None

     Method of Delivery:
                                      [x ]    Wire Transfer
                                      [  ]     Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                      ------------------------------------
                                      Ron. H. Hirsch
                                      Treasurer

Date:  January 29, 2002

              *Please  print  the name and  title of the signing officer below the signature.



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